Due to Related Parties (Tables)	9 Months Ended
Dec. 31, 2012
Due To Related Parties [Abstract]
Schedule of amount due to (from) related parties
	December 31, 2012		March 31, 2011
Due to (from) related parties	Due from related parties (ii)	Due to related parties (ii)	Due from related parties (ii)	Due to related parties (ii)
	$	$	$	$
Sichel Limited (i)	-	663,494	-	127,968
PGG (i)	-	242,477	-	-
Enviro(i)	204,601	-	-	-
Other shareholders	-	15,425	-	-
Total	204,601	921,396	-	127,968

(i)
Both Sichel Limited and PGG are wholly owned subsidiaries of the Hookipa Trust.  Sichel is a shareholder of the Company, and provides consulting services pursuant to a consulting agreement dated May 1, 2010.  The sole director of Sichel is also the sole director of PGG.  Further, Sichel is a significant shareholder of Enviro, and provides management services to Enviro under a management services contract.

(ii)	The loan is unsecured, non-interest bearing, and is due on demand.